INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

For the years ended December 31, 2024, 2023 and 2022, the Company’s income tax expenses are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current	422,858	639,948	448,089
Deferred	168,203	(373,969)	(102,909)
Total	591,061	265,979	345,180

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the Japanese statutory tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Japanese statutory tax rate	30.62%	30.62%	30.62%
Entertainment expenses not deductible	1.14%	2.21%	3.82%
Unrecognized gain in connection with reorganization	0.00%	0.00%	8.80%
Non-taxable dividend income	0.00%	(0.02)%	(0.26)%
Stock based compensation expense not deductible	0.00%	0.01%	0.31%
Change in valuation allowance	0.00%	0.00%	1.77%
Effect of different statutory tax rate in Japan	1.81%	(2.59)%	1.60%
Other adjustments	(1.48)%	(4.03)%	(1.86)%
Subtotal	32.09%	26.20%	44.80%
Undistributed retained earnings tax*	0.00%	0.00%	7.82%
Effective income tax rate	32.09%	26.20%	52.62%

*	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income tax, the Company is also subject to a special income tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s capital stock exceeds JPY100 million. URE income tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends declared, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than JPY30 million is subject to a rate of 10%, the portion between JPY30 million and JPY100 million is subject to a rate of 15%, and the portion over JPY100 million is subject to a rate of 20%.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at December 31, 2024 and 2023 are presented below:

	December 31,	December 31,
	2024	2023
Deferred income tax assets
Revenue and expense adjustments	36,322	50,092
Allowance for credit losses	30,894	25,395
Fair value change and impairment on investment securities	25,408	34,313
Lease liabilities	724,208	740,381
Stock based compensation	306,548	339,539
Net operating loss carryforwards	147,002	236,525
Others	-	48,274
Deferred income tax assets	1,270,382	1,474,519

Deferred income tax liabilities
Change in cash surrender value of life insurance policies	(14,014)	(23,149)
Right-of-use assets	(719,170)	(746,002)
Unrealized loss on sales arrangement with repurchase clause*	(10,713)	(10,713)
Intangible assets acquired through business combination and asset acquisition	(124,934)	(109,874)
Others	(11,427)	-
Deferred income tax liabilities	(880,258)	(889,738)

Deferred income tax assets, net (included in other assets)	470,507	669,854
Deferred income tax liabilities, net (included in other liabilities)	(80,383)	(85,073)

*	Represents unrecognized loss for accounting purpose, recognized loss for tax purpose.